Intangible Assets and Cloud Computing Arrangements (Details) - Schedule of components of cloud computing arrangements - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Intangible Assets and Cloud Computing Arrangements (Details) - Schedule of components of cloud computing arrangements [Line Items]
Other assets	$ 1,483	$ 2,225
Less: accumulated amortization	(1,483)	(741)
Digital insurance platform [Member]
Intangible Assets and Cloud Computing Arrangements (Details) - Schedule of components of cloud computing arrangements [Line Items]
Other assets	$ 2,966	$ 2,966